LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENT
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

	Cost Method	Equity Method	Total
	(RMB in thousands)
Balances at December 31, 2014	—	—	—

Additions	11,132	—	11,132
Foreign currency translation adjustments	446	—	446

Balances at December 31, 2015	11,578	—	11,578

Additions	14,837	4,600	19,437
Share of results of an equity investee	—	(1,640)	(1,640)
Impairment charges	(5,635)	—	(5,635)
Foreign currency translation adjustments	1,147	—	1,147

Balances at December 31, 2016	21,927	2,960	24,887

Additions	2,833	—	2,833
Share of results of an equity investee	—	(2,028)	(2,028)
Impairment charges	—	(932)	(932)
Foreign currency translation adjustments	(1,275)	—	(1,275)

Balances at December 31, 2017	23,485	—	23,485

Cost method

As of December 31, 2016 and 2017, carrying value of the Group’s cost method investments was RMB21.9 million and RMB23.5 million, respectively. Investments were accounted for under the cost method if the Group had no significant influence over the investee or if the underlying shares the Group invested in were not considered in-substance common stock and had no readily determinable fair value.

Equity method

As of December 31, 2016 and 2017, the Group’s investments accounted for under the equity method totaled RMB3.0 million and nil, respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.

Investment impairment

The Group performs impairment assessment over its investments under the cost method and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. For the years ended December 31, 2015, 2016 and 2017, the Group recorded nil, RMB5.6 million and RMB0.9 million of impairment charges to the carrying value of its investments.